STOCKHOLDERS' EQUITY	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At March 31, 2012, the Company had 13,925,931 shares of its common stock issued and outstanding.

During the three months ended March 31, 2012, the Company issued 410,000 shares of its common stock to investors that purchased $205,000 of the securities at a price of $.50 per common share and 69,000 shares for services to be provided over a six month period beginning in February 2012, valued at $1.50 per share.

The Company also issued 11,375,000 of its restricted common shares to acquire South Uintah Gas Properties, Inc.

Preferred Stock

On August 18, 2011, the Company filed an amendment to the Articles of Incorporation with the Secretary of State of Wyoming to authorize 25,000,000 shares of Preferred Shares to be designated in any series or classes and with those rights, privileges and preferences to be determined at the discretion of the Company’s Board of Directors. At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company’s shareholders approved the 2011 Hinto Energy, Inc. Stock Option and Award Incentive Plan (“Plan”). The Plan provides for the grant of stock options to directors, officers, employees, consultants, and advisors of the Company. The Plan is administered by a committee consisting of members of the Board of Directors (the "Stock Option Committee"), or in its absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance subject to options. As of the date of this Proxy Statement, the Board has not approved the grant of any options to purchase shares of common stock, nor the conditions, performance or vesting requirements.

Warrants

The Company had the following warrants outstanding at March 31, 2012:

Warrants	Term in years	Vesting in years	Exercise Price
3,000,000	3 to 5	Variable	$2.00
1,700,000	3	1	$1 and $3
2,000,000	2	Vested	$0.50

Each warrant gives the holder the right to purchase one share of the Company’s common stock at the exercise price. The 3,000,000 unvested warrants, issued in connection with consulting services, vest at various dates from May 2012 through June 2014 and expire at various dates from May 2014 through June 2016. The 1,700,000 unvested warrants, issued in connection with consulting services, vest at various dates from June 2012 through November 2012, with 1,100,000 warrants being exercisable at $1 and 600,000 being exercisable at $3. The 2,000,000 warrants currently exercisable were issued in connection with notes payable and expire at dates from May 2013 through July 2013. These 2,000,000 warrants are callable at the option of the Company in the first year from the grant dates of May through July 2011 at the exercise price under various conditions, generally if the Company completes a $4,500,000 private placement of common stock. No expense was recorded by the Company on the issuance of any of the 6,700,000 warrants, as the Company’s common stock has no trading market and no material common stock cash sales have been made, and thus none of the warrants were in the money.

NOTE 6- STOCKHOLDERS’ EQUITY (DEFICIT)

The authorized capital stock of the Company is 100,000,000 shares of common stock and 25,000,000 or preferred stock, both with a $0.0001 par value. At December 31, 2011, Company had 9,375,000 shares of its common stock issued and outstanding.

The Company’s subsidiary Hinto Energy, Inc., at December 31, 2011 had a stock subscription payable of $40,000 to an individual calling for the issuance for 80,000 Hinto Energy, Inc. common shares.